Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	15 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended	34 Months Ended	36 Months Ended	37 Months Ended	39 Months Ended	40 Months Ended	42 Months Ended	43 Months Ended	45 Months Ended	46 Months Ended	48 Months Ended	49 Months Ended	51 Months Ended	52 Months Ended	54 Months Ended	55 Months Ended	57 Months Ended	58 Months Ended	60 Months Ended	61 Months Ended	63 Months Ended	64 Months Ended	66 Months Ended	67 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Mar. 16, 2020	Oct. 31, 2015	Apr. 30, 2020	Jan. 31, 2016	Jul. 31, 2020	Apr. 30, 2016	Oct. 31, 2020	Jul. 31, 2016	Jan. 31, 2021	Oct. 31, 2016	Apr. 30, 2021	Jan. 31, 2017	Jul. 31, 2021	Apr. 30, 2017	Oct. 31, 2021	Jul. 31, 2017	Jan. 31, 2022	Oct. 31, 2017	Apr. 30, 2022	Jan. 31, 2018	Jul. 31, 2022	Apr. 30, 2018	Oct. 31, 2022	Jul. 31, 2018	Jan. 31, 2023	Oct. 31, 2018	Apr. 30, 2023	Jan. 31, 2019	Jul. 31, 2023	Apr. 30, 2019	Oct. 31, 2023	Jul. 31, 2019	Jan. 31, 2024	Oct. 31, 2019	Apr. 30, 2024	Jan. 31, 2020	Jul. 31, 2024	Apr. 30, 2020	Oct. 31, 2024	Jul. 31, 2020	Jan. 31, 2025	Oct. 31, 2020	Apr. 30, 2025	Jan. 31, 2021	Jul. 31, 2025	Apr. 30, 2021	Oct. 31, 2025	Jul. 31, 2021	Oct. 31, 2021	Jan. 31, 2022	Apr. 30, 2022	Jul. 31, 2022	Oct. 31, 2022	Jan. 31, 2023	Apr. 30, 2023	Jul. 31, 2023	Oct. 31, 2023	Jan. 31, 2024	Apr. 30, 2024	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2025
C000004017
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 9,160		$ 9,724		$ 9,753		$ 9,761		$ 9,997		$ 10,735		$ 11,344		$ 11,649		$ 12,295		$ 11,812		$ 11,516		$ 10,285		$ 10,314		$ 10,785		$ 10,434		$ 11,065		$ 11,222		$ 9,005		$ 9,760		$ 9,473		$ 11,738		$ 12,961		$ 13,094	$ 13,569	$ 13,486	$ 12,181	$ 11,823	$ 10,808	$ 13,267	$ 13,478	$ 14,180	$ 12,925	$ 14,301	$ 15,275	$ 16,285	$ 16,149	$ 16,455	$ 18,295	$ 19,737	$ 21,290
C000004018
Account Value [Line Items]
Accumulated Value		10,000		9,151		9,713		9,735		9,735		9,967		10,699		11,296		11,595		12,227		11,739		11,442		10,208		10,234		10,692		10,335		10,948		11,093		8,901		9,642		9,347		11,578		12,784		12,906	13,359	13,278	11,987	11,631	10,621	13,035	13,239	13,919	12,678	14,028	14,970	15,946	15,816	16,101	17,884	19,284	20,791
C000004019
Account Value [Line Items]
Accumulated Value		10,000		9,150		9,702		9,717		9,709		9,928		10,650		11,237		11,524		12,144		11,653		11,347		10,112		10,130		10,574		10,208		10,816		10,954		8,784		9,505		9,208		11,402		12,579		12,693	13,131	13,041	11,765	11,409	10,415	12,775	12,961	13,623	12,393	13,711	14,623	15,570	15,423	15,695	17,433	18,781	20,227
C000159130
Account Value [Line Items]
Accumulated Value		500,000		458,387		486,921		488,403		488,773		501,002		538,453		569,026		584,694		617,169		593,266		578,768		516,855		518,415		542,565		524,855		556,652		564,971		453,633		491,711		477,225		592,246		654,343		661,102	685,181	681,468	615,925	598,129	546,911	671,615	682,368	718,660	655,038	725,423	775,293	826,548	820,545	835,999	929,996	1,003,579	1,082,859
C000219338
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,922		$ 12,942		$ 12,584		$ 15,634		$ 17,302		$ 17,513		$ 18,181		$ 18,109		$ 16,395		$ 15,946		$ 14,611		$ 17,975		$ 18,298		$ 19,304		$ 17,627		$ 19,557		$ 20,922		$ 22,361		$ 22,225		$ 22,689		$ 25,271		$ 27,327		$ 29,536
MSCI EAFE Index Net
Account Value [Line Items]
Accumulated Value		10,000		9,009		9,693		9,753		9,677		10,093		10,787		11,485		11,945		12,880		12,352		12,221		11,127		11,268		11,955		11,903		12,355		12,631		10,599		11,704		11,507		13,761		14,826		15,251	15,441	14,728	13,619	13,068	11,889	14,311	14,765	15,262	13,602	15,744	16,135	16,974	16,725	17,106	18,163	19,140	20,578
MSCI EAFE Index Net
Account Value [Line Items]
Accumulated Value		10,000		9,009		9,693		9,753		9,677		10,093		10,787		11,485		11,945		12,880		12,352		12,221		11,127		11,268		11,955		11,903		12,355		12,631		10,599		11,704		11,507		13,761		14,826		15,251	15,441	14,728	13,619	13,068	11,889	14,311	14,765	15,262	13,602	15,744	16,135	16,974	16,725	17,106	18,163	19,140	20,578
MSCI EAFE Index Net
Account Value [Line Items]
Accumulated Value		10,000		9,009		9,693		9,753		9,677		10,093		10,787		11,485		11,945		12,880		12,352		12,221		11,127		11,268		11,955		11,903		12,355		12,631		10,599		11,704		11,507		13,761		14,826		15,251	15,441	14,728	13,619	13,068	11,889	14,311	14,765	15,262	13,602	15,744	16,135	16,974	16,725	17,106	18,163	19,140	20,578
MSCI EAFE Index Net
Account Value [Line Items]
Accumulated Value		500,000		450,474		484,631		487,630		483,867		504,673		539,365		574,273		597,274		643,985		617,622		611,043		556,334		563,404		597,756		595,153		617,775		631,569		529,962		585,199		575,368		688,048		741,310		762,569	772,032	736,397	680,927	653,389	594,473	715,568	738,272	763,125	680,083	787,197	806,767	848,676	836,271	855,320	908,167	957,019	1,028,879
MSCI EAFE Index Net
Account Value [Line Items]
Accumulated Value	10,000		11,700		12,919		12,702		15,190		16,365		16,835		17,044		16,257		15,032		14,424		13,124		15,797		16,298		16,847		15,014		17,378		17,810		18,736		18,462		18,882		20,049		21,127		22,714
MSCI EAFE Value Index Net
Account Value [Line Items]
Accumulated Value		10,000		8,786		9,547		9,398		9,665		10,292		10,876		11,534		11,907		12,857		12,319		11,970		10,991		11,091		11,480		11,135		11,597		11,632		9,129		9,761		9,461		11,659		12,867		12,974	13,086	13,167	12,413	11,691	10,947	13,253	13,454	14,056	12,929	14,625	15,134	16,010	15,870	16,256	17,955	19,049	20,559
MSCI EAFE Value Index Net
Account Value [Line Items]
Accumulated Value		10,000		8,786		9,547		9,398		9,665		10,292		10,876		11,534		11,907		12,857		12,319		11,970		10,991		11,091		11,480		11,135		11,597		11,632		9,129		9,761		9,461		11,659		12,867		12,974	13,086	13,167	12,413	11,691	10,947	13,253	13,454	14,056	12,929	14,625	15,134	16,010	15,870	16,256	17,955	19,049	20,559
MSCI EAFE Value Index Net
Account Value [Line Items]
Accumulated Value		10,000		8,786		9,547		9,398		9,665		10,292		10,876		11,534		11,907		12,857		12,319		11,970		10,991		11,091		11,480		11,135		11,597		11,632		9,129		9,761		9,461		11,659		12,867		12,974	13,086	13,167	12,413	11,691	10,947	13,253	13,454	14,056	12,929	14,625	15,134	16,010	15,870	16,256	17,955	19,049	20,559
MSCI EAFE Value Index Net
Account Value [Line Items]
Accumulated Value		$ 500,000		$ 439,302		$ 477,330		$ 469,882		$ 483,228		$ 514,596		$ 543,780		$ 576,720		$ 595,373		$ 642,850		$ 615,959		$ 598,492		$ 549,562		$ 554,573		$ 573,998		$ 556,773		$ 579,857		$ 581,590		$ 456,450		$ 488,050		$ 473,049		$ 582,974		$ 643,352		$ 648,711	$ 654,287	$ 658,338	$ 620,649	$ 584,534	$ 547,338	$ 662,656	$ 672,680	$ 702,805	$ 646,441	$ 731,258	$ 756,719	$ 800,483	$ 793,518	$ 812,794	$ 897,750	$ 952,450	$ 1,027,964
MSCI EAFE Value Index Net
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,568		$ 12,369		$ 11,989		$ 14,775		$ 16,305		$ 16,441		$ 16,582		$ 16,684		$ 15,729		$ 14,814		$ 13,871		$ 16,794		$ 17,048		$ 17,811		$ 16,383		$ 18,533		$ 19,178		$ 20,287		$ 20,110		$ 20,599		$ 22,752		$ 24,138		$ 26,052